Putnam Asia Pacific Equity Fund
Fund summary
Goal
Putnam Asia Pacific Equity Fund seeks long-term capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Asia Pacific Equity Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%	1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam Asia Pacific Equity Fund	Putnam Asia Pacific Equity Fund Class A	Putnam Asia Pacific Equity Fund Class B	Putnam Asia Pacific Equity Fund Class C	Putnam Asia Pacific Equity Fund Class M	Putnam Asia Pacific Equity Fund Class R	Putnam Asia Pacific Equity Fund Class Y
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[2]		0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and service (12b-1) fees			0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses			2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Total annual fund operating expenses			3.53%	4.28%	4.28%	4.03%	3.78%	3.28%
Expense reimbursement			(1.81%)	(1.81%)	(1.81%)	(1.81%)	(1.81%)	(1.81%)
Total annual fund operating expenses after expense reimbursement			1.72%	2.47%	2.47%	2.22%	1.97%	1.47%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[2]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Asia Pacific Equity Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	740	750	350	567	200	150
3 years	1,437	1,434	1,134	1,374	988	840
5 years	2,155	2,231	2,031	2,197	1,796	1,555
10 years	4,045	4,173	4,330	4,325	3,904	3,453

Expense Example, No Redemption Putnam Asia Pacific Equity Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	250	250
3 years	1,134	1,134
5 years	2,031	2,031
10 years	4,173	4,330

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 87%.
Investments
We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging market investments, can be illiquid. Investments in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions. Our use of short-selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 -0.80% Best calendar quarter Q3 2010 15.45% Worst calendar quarter Q2 2010 -12.07%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Asia Pacific Equity Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
before taxes Class A	Class A	before taxes		9.48%	18.44%	Jun. 12, 2009
before taxes Class B	Class B	before taxes		10.32%	19.78%	Jun. 12, 2009
before taxes Class C	Class C	before taxes		14.37%	22.12%	Jun. 12, 2009
before taxes Class M	Class M	before taxes		11.66%	19.65%	Jun. 12, 2009
before taxes Class R	Class R	before taxes		15.99%	22.74%	Jun. 12, 2009
before taxes Class Y	Class Y	before taxes		16.54%	23.36%	Jun. 12, 2009
after taxes on distributions Class A	Class A	after taxes on distributions		8.02%	16.47%	Jun. 12, 2009
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		6.63%	14.76%	Jun. 12, 2009
MSCI All Country Asia ex-Japan Index (ND)		MSCI All Country Asia ex-Japan Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	19.62%	28.67%	Jun. 12, 2009

As of 7/1/11, the fund changed its investment policy to increase emphasis on emerging markets in Asia and the Pacific Basin and to reduce emphasis on developed market economies such as Japan, Australia and New Zealand. In connection with this change, the MSCI All Country Asia ex-Japan Index (ND) replaced the MSCI All Country Asia Pacific Index (ND) as the primary benchmark for this fund because it conforms more closely to the fund’s investment policies. The average annual total returns of the MSCI All Country Asia Pacific Index (ND) for the one-year and since inception periods ending on December 31, 2010 were 17.02% and 21.64%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.